Notes on the Consolidated Statements of Operations and Comprehensive Loss - Net finance expenses (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018		Dec. 31, 2017
Disclosure Of Income Statement [Abstract]
Currency translation gains	€ 4,061	€ 257		€ 213
Interest income and similar income	175	221		26
Interest expense	(6,748)	(426)		(516)
Currency translation losses	(6,208)	(645)		(266)
Other finance costs	(230)	(365)		0
Net finance expenses	€ (8,950)	€ (958)	[1]	€ (543)	[1]

[1]	(1) Comparative figures for the years ended December 31, 2018 and 2017 were restated for errors. For further information, see Note 8.4.